TAXES ON INCOME (Narrative) (Details) $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Statutory tax rate	23.00%	23.00%	23.00%	23.00%
Uniform tax rate					16.00%
Withholding tax	20.00%	20.00%
Undistributed earnings		$ 4,083
Total consolidated revenues | ₪	₪ 10
Unrecognized deferred tax liability		643
Unrecognized tax benefits, accrued penalties and interest		109	$ 116
Penalties and interest expense		(0)	(194)	$ 194
Taxes on income		(1,809)	4,352	4,690
Unrecognized tax benefits affect the effective tax rate		1,932
Taxes on income		12,880
Unrecognized tax benefits in reduction from deferred tax assets		3,532	3,241
Changes in valuation allowance		$ 11,506	$ 1,176	$ 322
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate					7.50%
Technological preferred enterprise [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	12.00%	12.00%
Technological preferred enterprise [Member] | Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	7.50%	7.50%
Israeli [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 10,761
Federal tax [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		22,636
State tax [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 28,621
State tax [Member] | Israel Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate	23.00%	23.00%
R & D Credits for FederalTax [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 2,925
R&D credits carryforwards state tax [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		5,872
Europe [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		41,008
Latin America [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		73,570
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 66,892
Operating loss carryforwards utilization period	4 years	4 years
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 6,678